As filed with the Securities and Exchange Commission on March 26, 2003

                           Registration No. 333-09217

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                  Pre-Effective Amendment No.                              [   ]
                                               -----
                  Post-Effective Amendment No.   15                         [X]
                                               ------

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

                  Amendment No.   17                                         [X]
                                ------

                               ORCHARD SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

                  8515 E. Orchard Road, Greenwood Village, Colorado        80111
                  (Address of Principal Executive Offices)            (Zip Code)

         Registrant's Telephone Number, including Area Code: (303) 737-3000

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            James F. Jorden, Esquire
                                 Jorden Burt LLP
                 1025 Thomas Jefferson St. N. W., Suite 400 East
                          Washington, D. C. 20007-0805

Approximate Date of Proposed Public Offering: Upon this Registration Statement being declared effective.

It is proposed that this filing will become effective (check appropriate box)

         [X] immediately upon filing pursuant to paragraph (b)
         [ ] on     pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on     pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on     pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Scope of Amendment

Registrant is filing this post-effective amendment no. 15 to the registration statement (the "Amendment") for the purpose of supplementing the prospectus and statement of additional information. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. The Amendment supplements, but specifically does not delete, the currently effective prospectus and statement of additional information, dated March 1, 2003, each of which is incorporated herein by reference.

                                                                     Rule 497(e)
                                                             File Nos. 333-09217
                                                                       811-07735

                              Orchard Series Fund

                       Supplement dated March 26, 2003 to
                         Prospectus dated March 1, 2003

        Orchard DJIASM Index Fund               Orchard Nasdaq-100 Index(R) Fund
        Orchard S&P 500 Index(R) Fund           Orchard Index 600 Fund

                           (the "Orchard Index Funds")


GW Capital Management, LLC ("GW Capital Management"), the investment adviser to Orchard Series Fund (the "Fund"), serves as a manager-of-managers under an order issued by the Securities and Exchange Commission ("SEC"). The current order permits GW Capital Management to hire new sub-advisers or amend sub-advisory agreements without shareholder approval. GW Capital Management has selected BNY Investment Advisors to replace Barclays Global Fund Advisors as the new sub-adviser for the Orchard Index Funds, effective April 1, 2003. BNY Investment Advisors is a separately identifiable division of The Bank of New York, a New York State chartered bank, and is registered as an investment adviser under the Investment Advisers Act of 1940. BNY Investment Advisors' principal business address is One Wall Street, New York, New York 10286.


            This supplement should be retained for future reference.

                                                                     Rule 497(e)
                                                             File Nos. 333-09217
                                                                       811-07735

                              Orchard Series Fund

                       Supplement dated March 26, 2003 to
                         Prospectus dated March 1, 2003

      Orchard DJIASM Index Fund                 Orchard Nasdaq-100 Index(R) Fund
      Orchard S&P 500 Index(R) Fund             Orchard Index 600 Fund

                           (the "Orchard Index Funds")


BNY Investment Advisors
BNY Investment Advisors ("BNY") serves as the sub-adviser to the Orchard Index Funds pursuant to a Sub-Advisory Agreement between GW Capital Management, LLC ("GW Capital Management") and BNY, dated effective April 1, 2003, which was approved by the Board of Trustees on February 13, 2003. BNY is a separately identifiable division of The Bank of New York, a New York State chartered bank.

GW Capital Management, LLC, the investment adviser to Orchard Series Fund is responsible for compensating BNY, which receives monthly compensation for the Orchard Index Funds at the annual rate of .02% on net assets for each Fund.



            This supplement should be retained for future reference.

                                     PART C
                                OTHER INFORMATION



Item 23.          Exhibits

         Item (a).    Declaration of Trust1

         Item (b).    Current Bylaws1

         Item (c).    Not Applicable


         Item (d)(1). Investment Advisory Agreement3; Amendment to Investment Advisory Agreement5; Amendment to Investment Advisory Agreement6; and, Amendment to Investment Advisory Agreement filed herewith as Exhibit(d)
         (1)

         Item (d)(2). Sub-Advisory Agreement with BNY Investment Advisors is filed herewith as Exhibit 23(d)(2)

         Item (e).    Underwriting Agreement6


         Item (f).    Not Applicable

         Item (g).    Form of Custodian Agreement2

         Item (h).    Transfer Agency Agreement2

         Item (i).    Opinion of R.B. Lurie2

         Item (j).    Consent of Deloitte & Touche LLP, Independent Auditors for
         the Trust is filed herewith as Exhibit 23(j)

         Item (k).    Not Applicable

         Item (l).    Form of Subscription Agreement2

         Item (m).    Not Applicable

         Item (n).    Not Applicable

         Item (o).    Not Applicable


         Item (p). Codes of Ethics for GW Capital Management, LLC and the Trust4; Code of Ethics for Greenwood Investment, LLC6; and, Code of Ethics for BNY Investment Advisors is filed herewith as Exhibit 23(p).


--------
1 Incorporated by reference to Registrant's Registration Statement dated July 31, 1996.
2 Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement filed January 28, 1997.
3 Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement filed March 2, 1998.
4 Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to its Registration Statement filed June 8, 2000.
5 Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to its Registration Statement filed August 21, 2000.

6 Incorporated by reference to Registrant's Post-Effective Amendment No. 14 to its Registration Statement filed February 28, 2003.




Item 24. Persons Controlled by or under Common Control with Registrant.
         -------------------------------------------------------------



         (State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
               81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                           100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                             100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                             100.0%  - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health
                                       Insurance Company
                                100.0% - First Great-West Life & Annuity Insurance Company (New York) - Life and
                                         Health Insurance Company
                                100.0% - Advised Assets Group, LLC (Colorado)- Investment Adviser
                                100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health
                                         Insurance Company
                                    100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                    100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
                                    100.0% - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                                100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party
                                          Administrator
                                    100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                    100.0%  - National Plan Coordinators of Washington, Inc. (Washington) - Third
                                              Party Administrator
                                    100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts) -
                                              Insurance Agency
                                100.0%  - One Benefits, Inc. (Colorado) - Holding Company
                                    100.0% - One Health Plan of Alaska, Inc. (Alaska) - Preferred Provider Organization
                                    100.0% - One Health Plan of Arizona, Inc. (Arizona) - Health Maintenance Organization
                                    100.0% - One of Arizona, Inc. (Arizona) - Preferred Provider Organization
                                    100.0% - One Health Plan of California, Inc. (California)- Health Maintenance Organization
                                    100.0% - One Health Plan of Colorado, Inc. (Colorado) - Health Maintenance Organization
                                    100.0% - One Health Plan of Florida, Inc. (Florida) - Health Maintenance Organization
                                    100.0% - One Health Plan of Georgia, Inc. (Georgia) - Health Maintenance Organization
                                    100.0% - One Health Plan of Illinois, Inc. (Illinois) - Health Maintenance Organization
                                    100.0% - One Health Plan of Indiana, Inc. (Indiana) - Health Maintenance Organization
                                    100.0% - One Health Plan of Kansas/Missouri, Inc. (Kansas) - Health Maintenance Organization
                                    100.0% - One Health Plan of Maine, Inc. (Maine) - Preferred Provider Organization
                                    100.0% - One Health Plan of Massachusetts, Inc. (Massachusetts) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Michigan, Inc. (Michigan) - Preferred Provider Organization
                                    100.0% - One Health Plan of Minnesota, Inc. (Minnesota) - Preferred Provider Organization
                                    100.0% - One Health Plan of Nevada, Inc. (Nevada) - Preferred Provider Organization
                                    100.0% - One Health Plan of New Hampshire, Inc. (New Hampshire) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of New Jersey, Inc. (New Jersey) - Health Maintenance Organization
                                    100.0% - One Health Plan of New York, Inc. (New York) - Preferred Provider Organization
                                    100.0% - One Health Plan of North Carolina, Inc. (North Carolina) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Ohio, Inc. (Ohio) - Health Maintenance Organization
                                    100.0% - One Health Plan of Oregon, Inc. (Oregon) - Health Maintenance Organization
                                    100.0% - One Health Plan of Pennsylvania, Inc. (Pennsylvania) - Health Maintenance Organization
                                    100.0% - One Health Plan of South Carolina, Inc. (South Carolina) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of Tennessee, Inc. (Tennessee) - Health Maintenance Organization
                                    100.0% - One Health Plan of Texas, Inc. (Texas) - Health Maintenance Organization
                                    100.0% - One Health Plan, Inc. (Vermont) - Preferred Provider Organization
                                    100.0% - One Health Plan of Virginia, Inc. (Virginia) - Preferred Provider Organization
                                    100.0% - One Health Plan of Washington, Inc. (Washington) - Health Maintenance Organization
                                    100.0% - One Health Plan of Wisconsin, Inc. (Wisconsin) - Preferred Provider Organization
                                    100.0% - One Health Plan of Wyoming, Inc. (Wyoming) - Preferred Provider Organization
                                    100.0% - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                                100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
                                100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                                 50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                                100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                                 92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                                100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                                 86.8%  - Orchard Series Fund (Delaware) - Investment Company
                                100.0%  - Orchard Trust Company (Colorado) - Trust Company


Item 25. Indemnification.
         ---------------

         Article X of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present trustee or officer of the Trust. It states that the Registrant shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connection with any claim, action suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

         Registrant's investment adviser, GW Capital Management, LLC ("GW Capital Management"), is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), which is a wholly-owned subsidiary of Great-West Lifeco, Inc. GW Capital Management provides investment advisory services to various unregistered separate accounts of GWL&A and to Great-West Variable Annuity Account A and the Maxim Series Fund, Inc., which are registered investment companies. The directors/managers and officers of GW Capital Management have held, during the past two fiscal years, the following positions of a substantial nature.


Name                                Position(s)


S. Mark Corbett                     Manager and Senior Vice President, MCM; Senior Vice President, Investments,
                                    GWL&A, The Great-West Life Assurance Company ("Great-West"), Orchard
                                    Trust Company, First Great-West Life & Annuity Insurance Company ("First GWL&A")
                                    and Alta Health & Life Insurance Company ("AH&L"); Manager, Orchard Capital
                                    Management, LLC.

Mitchell T.G. Graye                 Manager;  Executive Vice President and Chief Financial Officer of GWL&A,  GWL&A
                                    Financial  Inc.,  First  GWL&A and AH&L;  Executive  Vice  President  and Chief
                                    Financial  Officer,  United  States  Operations,   Great-West;  Executive  Vice
                                    President and Chief Operating Officer,  One Benefits,  Inc.;  Trustee,  Orchard
                                    Series Fund; Director,  Maxim Series Fund, Inc.,  Committee Member,  Great-West
                                    Variable Annuity Account A, Manager and Chairman,  Orchard Capital  Management,
                                    LLC; Cirector and Executive Vice President, Orchard Trust Company.

Wayne Hoffmann                      Manager and Senior Vice President, MCM; Senior Vice President, Investments,
                                    GWL&A, Great-West, Orchard Trust Company, First GWL&A and AH&L; Manager, Orchard
                                    Capital Management, LLC.

D.L. Wooden                         Manager and Chairman, MCM; Executive Vice President, Financial Services, GWL&A,
                                    Great-West and First GWL&A; Director, Chairman, President and Chief Executive
                                    Officer, Orchard Trust Company; Director, Chairman and President, Financial
                                    Administrative Services Corporation, Director, BenefitsCorp, Inc.

                                    and Manager, Orchard Capital Management, LLC

Graham McDonald                     Treasurer, MCM; Treasurer, Maxim Series Fund, Inc., Orchard Series Fund,
                                    Great-West Variable Annuity Account A and Orchard Capital Management, LLC; Vice
                                    President, Corporate Finance and Investment Operations, GWL&A; President,
                                    Great-West Benefit Services, Inc. and Greenwood Investments, LLC.

Beverly A. Byrne                    Secretary,  MCM; Vice President,  Counsel and Associate Secretary,  GWL&A; Vice
                                    President and Counsel,  Great-West and Orchard Trust Company;  Vice  President,
                                    Counsel  and  Secretary,   Financial   Administrative   Services   Corporation;
                                    Secretary,  Orchard Capital  Management,  LLC, Advised Assets Group,  Inc., One
                                    Orchard Equities,  Inc., Greenwood  Investments,  LLC,  BenefitsCorp  Equities,
                                    Inc.,  Great-West  Variable Annuity Account A, Maxim Series Fund, Inc., Orchard
                                    Series Fund and  BenefitsCorp, Inc.


Item 27. Principal Underwriter



(a) Greenwood Investments, LLC serves as the principal underwriter for the Fund and Orchard Series Fund.

(b) The principal business address of the directors and officers of Greenwood Investments, LLC named below is 8515 East Orchard Road, Greenwood Village, Colorado 80111.


                                            Positions and Offices               Positions and Officers
                  Name                      with Underwriter                    with Registrant
                  ------                    ---------------------               --------------------

                  D.G. McLeod               Manager                             None
                  G.R. McDonald             Manager and President               Treasurer
                  B.A. Byrne                Manager and Secretary               Secretary
                  D.T. Buhler               Chief Compliance Officer            Assistant Secretary and Legal
                                                                                Compliance Officer






Item 28.Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of: Orchard Series Fund, 8515 East Orchard Road, Greenwood Village, Colorado 80111; GW Capital Management, LLC, 8515 East Orchard Road, Greenwood Village, Colorado 80111; Financial Administrative Services Corporation, 8515 East Orchard Road, Greenwood Village, Colorado 80111; or Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, California 94105.

Item 29.  Management Services.
          -------------------

         Not applicable.

Item 30.  Undertakings.
          ------------


Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940 as it relates to the assistance to be rendered to shareholders with respect to the calling of a meeting to replace a trustee.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Orchard Series Fund certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Greenwood Village in the State of Colorado on the 24th day of March, 2003.

                                           ORCHARD SERIES FUND


                                           /s/ W.T. McCallum
                                           W.T. McCallum
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                       Title                      Date


/s/ W.T. McCallum               President                  March 24, 2003
W.T. McCallum                   and Trustee

/s/ G. R. McDonald              Treasurer                  March 24, 2003
G. McDonald

/s/ R.P. Koeppe*                Trustee                    March 24, 2003
R.P. Koeppe*

/s/ R. Jennings*                Trustee                    March 24, 2003
R. Jennings*

/s/ M.T. G. Graye               Trustee                    March 24, 2003
M.T.G. Graye


/s/ S. Zisman*                  Trustee                    March 24, 2003
S. Zisman*


*By: /s/ Beverly A. Byrne
     -------------------------------
         B.A. Byrne
         Attorney-in-fact pursuant to Powers of Attorney incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement filed on August 1, 1997.

                                  EXHIBIT INDEX


Exhibit           Description

23(d)(2)          Sub-Advisory Agreement between GW Capital Management, LLC, BNY
                  Investment Advisors, and Orchard Series Fund
23(j)             Consent of Deloitte & Touche LLP
23(p)             Code of Ethics for BNY Investment Advisors